Document and Entity Information	Dec. 09, 2020
Cover [Abstract]
Entity Registrant Name	CAPITAL SENIOR LIVING CORP
Amendment Flag	false
Entity Central Index Key	0001043000
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 09, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-13445
Entity Tax Identification Number	75-2678809
Entity Address, Address Line One	14160 Dallas Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(972)
Local Phone Number	770-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock
Trading Symbol	CSU
Security Exchange Name	NYSE